UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	March 31, 2025

Perkins Discovery Fund

ITEM 1. (a) REPORT TO STOCKHOLDERS.

Perkins Discovery Fund Tailored Shareholder Report

annual Shareholder Report March 31, 2025 Perkins Discovery Fund Investor Class Shares (Ticker: PDFDX)

This annual shareholder report contains important information about the Perkins Discovery Fund, Investor Class Shares for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.perkinsfund.com/reports-to-investors/. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Perkins Discovery Fund - Investor Class	$252	2.56%

How did the Fund perform?

For the for the period of April 1, 2024, to March 31, 2025, the Perkins Discovery Fund (the “Fund”) returned a -3.13%. In comparison, the S&P 500® Index returned 6.80% for the same period and the Dow Jones U.S. Micro-cap Total Stock Market Index returned a -5.72%.

What key factors affected the Fund's performance?

As a micro-cap fund, the Fund was affected primarily by the relative performance of micro-cap stocks as compared to large-cap companies and the market as a whole. After several difficult years during which micro-cap companies lagged behind large-caps, micro-caps began to perform better during the second and third quarters of the fiscal year. During the fourth quarter, however, the market as a whole was down, as were micro-caps and the Fund. Historically, over the long term, small-cap stocks have outperformed large-caps.

Positioning

At the Perkins Discovery Fund, we follow a bottom-up approach, using both fundamental and technical chart analysis to find new investment opportunities one at a time and to monitor our current holdings. During the period, we added five holdings and disposed of seven. As a result, the portfolio went from 30 holdings to 28. We started and ended the period with 99.06% and 99.13% of the Fund invested in equities, respectively.

Top Contributors	Top Detractors
Natera, Inc.	Perion Network LTD
Axogen, Inc.	NeoGenomics, Inc. NeoGenomics, Inc.
Veracyte, Inc.	Option Care Health, Inc.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Perkins Discovery Fund - Investor Class - $15,823
S&P 500® Index - $27,138
Dow Jones U.S. Micro-Cap Total Stock Market Index - $11,905
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
3/31/2015
3/31/2016
3/31/2017
3/31/2018
3/31/2019
3/31/2020
3/31/2021
3/31/2022
3/31/2023
3/31/2024
3/31/2025

Annual Performance

            Average Annual Total Return

	1 Year	5 Year	10 Year
Perkins Discovery Fund - Investor Class	-3.13%	8.46%	4.70%
S&P 500® Index	6.80%	16.77%	10.50%
Dow Jones U.S. Micro-Cap Total Stock Market Index	-5.72%	6.65%	1.76%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.The Dow Jones U.S. Micro-Cap Total Stock Market Index is an unmanaged index that measures the performance of the smallest publicly traded U.S. stocks, representing the micro-cap segment of the equity market.Visit www.perkinsfund.com/performance/ for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Perkins Discovery Fund Tailored Shareholder Report

Sector Breakdown

BIOTECHNOLOGY
19.65%
HEALTH CARE SUPPLIES
19.47%
INFORMATION TECHNOLOGY
12.71%
SOFTWARE SERVICES
11.27%
HEALTH CARE SUPPORT
10.75%
HEALTH CARE DRUGS/SERVICES
10.37%
CONSUMER DISCRETIONARY
5.60%
HEALTH CARE MANUFACTURING
3.95%
HEALTH CARE TECHNOLOGY
3.79%
FINANCIALS
1.57%
MONEY MARKET FUND
1.05%

Top Ten Holdings
Natera, Inc.	10.41%
Axogen. Inc.	9.84%
Vericel Corp.	9.13%
Veracyte, Inc.	8.00%
ANI Pharmaceuticals, Inc.	6.96%
Cantaloupe, Inc.	5.15%
ePlus, Inc.	4.99%
Biolife Solutions, Inc.	4.67%
Digi International, Inc.	4.10%
AtriCure, Inc.	3.96%

Key Fund Statistics

(as of March 31, 2025)

Fund Net Assets	$6,111,546
Number of Holdings	28
Total Advisory Fee Paid	$0
Portfolio Turnover Rate	10.08%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.perkinsfund.com/reports-to-investors/.

What did the Fund invest in?

(% of Net Assets as of March 31, 2025)

ITEM 1. (b). Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $16,300 for 2025 and $15,900 for 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,800 for 2025 and $2,700 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $1,000 for 2025 and $1,000 for 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) Less than 50% of the hours expended on the principal account’s engagement to audit the Registrant’s financial statement for the fiscal year ended March 31, 2025 were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

For the Year Ended March 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | MARCH 31, 2025

PERKINS DISCOVERY FUND

Schedule of InvestmentsMarch 31, 2025

		Shares	Value
99.13%	COMMON STOCKS(A)

19.65%	BIOTECHNOLOGY
	Elutia Inc.	42,500	$107,525
	MDxHealth SA	32,500	46,150
	Veracyte, Inc.	16,500	489,225
	Vericel Corp.	12,500	557,750
			1,200,650

5.60%	CONSUMER DISCRETIONARY
	Magnite, Inc.	20,000	228,200
	Perion Network Ltd.	14,000	113,960
			342,160

1.57%	FINANCIALS
	FlexShopper, Inc.	75,000	96,000

10.37%	HEALTH CARE DRUGS/SERVICES
	ANI Pharmaceuticals, Inc.	6,350	425,132
	NeoGenomics, Inc.	22,000	208,780
			633,912

3.95%	HEALTH CARE MANUFACTURING
	AtriCure, Inc.	7,500	241,950

19.47%	HEALTH CARE SUPPLIES
	Axogen, Inc.	32,500	601,250
	BioLife Solutions, Inc.	12,500	285,500
	Butterfly Network, Inc.	35,500	80,940
	Exagen, Inc.	16,500	59,235
	Myomo, Inc.	13,600	65,416
	TELA Bio, Inc.	80,000	97,600
			1,189,941

See Notes to Financial Statements

FINANCIAL STATEMENTS | MARCH 31, 2025

PERKINS DISCOVERY FUND

Schedule of Investments - continuedMarch 31, 2025

		Shares	Value
10.75%	HEALTH CARE SUPPORT
	Natera, Inc.	4,500	$636,345
	Rockwell Medical, Inc.	18,181	20,545
			656,890
3.79%	HEALTH CARE TECHNOLOGY
	OptimizeRX Corp.	14,000	121,240
	Streamline Health Solutions, Inc.	8,733	24,452
	Tactile Systems Technology, Inc.	6,500	85,930
			231,622

12.71%	INFORMATION TECHNOLOGY
	Airgain, Inc.	14,500	48,865
	Cantaloupe, Inc.	40,000	314,800
	Digi International, Inc.	9,000	250,470
	Inuvo, Inc.	457,500	162,413
			776,548

11.27%	SOFTWARE SERVICES
	Asure Software, Inc.	25,000	238,750
	Backblaze, Inc.	30,000	144,900
	ePlus, Inc.	5,000	305,150
			688,800

99.13%	TOTAL COMMON STOCKS		6,058,473
	(Cost: $3,968,642)

1.05%	MONEY MARKET FUND
	Fidelity Government Portfolio 4.22%(B)	63,964	63,964
	(Cost: $63,964)

100.18%	TOTAL INVESTMENTS		6,122,437
	(Cost: $4,032,606)
(0.18%)	Liabilities in excess of other assets		(10,891)
100.00%	NET ASSETS		$6,111,546

(A)Non-income producing.

(B)Effective 7 day yield as of March 31, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS | MARCH 31, 2025

PERKINS DISCOVERY FUND

Statement of Assets and LiabilitiesMarch 31, 2025

ASSETS
Investments at value (cost of $4,032,606) (Note 1)	$6,122,437
Interest receivable	227
Receivable from investment advisor (Note 2)	5,339
Receivable for capital stock sold	16
Prepaid expenses	13,250
TOTAL ASSETS	6,141,269

LIABILITIES
Payable for capital stock redeemed	747
Accrued 12b-1 fees	1,368
Accrued accounting, administration and transfer agent fees	7,335
Accrued professional fees	19,730
Other accrued liabilities	543
TOTAL LIABILITIES	29,723
NET ASSETS	$6,111,546

Net Assets Consist of:
Paid-in capital	3,787,738
Distributable earnings	2,323,808
Net Assets	$6,111,546

NET ASSET VALUE PER SHARE
Investor Class Shares:
Net Assets	$6,111,546
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	140,950
Net Asset Value and Offering Price Per Share	$43.36
Redemption Price Per Share *	$42.93

*Redemption Price includes fee of 1% per share on the proceeds redeemed within 45 days of purchase.

See Notes to Financial Statements

FINANCIAL STATEMENTS | MARCH 31, 2025

PERKINS DISCOVERY FUND

Statement of OperationsYear Ended March 31, 2025

INVESTMENT INCOME
Interest	$4,771
Total investment income	4,771

EXPENSES
Investment advisory fees (Note 2)	72,698
12b-1 fees (Note 2)	18,174
Recordkeeping and administrative services (Note 2)	39,927
Professional fees (Note 2)	42,170
Custody fees	3,591
Transfer agent fees (Note 2)	23,025
Fund accounting fees	37,081
Filing and registration fees	28,554
Trustee fees	14,723
Compliance fees (Note 2)	9,626
Shareholder reports	31,440
Shareholder servicing	5,030
Insurance	2,743
Proxy expenses	4,098
Other	11,887
Total expenses	344,767
Investment advisory fee waivers and reimbursed expenses (Note 2)	(158,925)
Net expenses	185,842
Net investment income (loss)	(181,071)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	824,122
Net change in unrealized appreciation (depreciation) of investments	(775,342)
Net realized and unrealized gain (loss) on investments	48,780

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(132,291)

See Notes to Financial Statements

FINANCIAL STATEMENTS | MARCH 31, 2025

PERKINS DISCOVERY FUND

Statements of Changes in Net Assets

	Years Ended March 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(181,071)	$(188,542)
Net realized gain (loss) on investments	824,122	41,260
Net change in unrealized appreciation (depreciation) of investments	(775,342)	117,787
Increase (decrease) in net assets from operations	(132,291)	(29,495)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares purchased	263,960	1,229,197
Shares redeemed(A)	(1,631,768)	(2,134,530)
Increase (decrease) in net assets from capital stock transactions	(1,367,808)	(905,333)

NET ASSETS
Increase (decrease) during year	(1,500,099)	(934,828)
Beginning of year	7,611,645	8,546,473
End of year	$6,111,546	$7,611,645

(A)Includes redemption fees of:	$187	$10,982

PERKINS DISCOVERY FUND

Selected Per Share Data Throughout Each Year

PERKINS DISCOVERY FUND

Financial Highlights

See Notes to Financial Statements

9

FINANCIAL STATEMENTS | MARCH 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | MARCH 31, 2025

	Years Ended March 31,
	2025		2024		2023	2022	2021
Net asset value, beginning of year	$44.76		$44.56		$51.55	$104.12	$39.34
Investment activities
Net investment income (loss)(1)	(1.16)		(1.04)		(1.05)	(2.23)	(1.80)
Net realized and unrealized gain (loss) on investments	(0.24)		1.18		(5.24)	(29.64)	67.94
Total from investment activities	(1.40)		0.14		(6.29)	(31.87)	66.14
Distributions
Net realized gain	—		—		(0.70)	(20.76)	(1.47)
Total distributions	—		—		(0.70)	(20.76)	(1.47)
Paid-in capital from redemption fees	—	(2)	0.06		— (2)	0.06	0.11
Net asset value, end of year	$43.36		$44.76		$44.56	$51.55	$104.12
Total Return	(3.13%)		0.45%		(12.02%)	(34.86%)	169.16%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	4.75	%(3)	4.48%		4.10%	2.59%	3.09	%(3)
Expenses, net of waiver or recovery (Note 2)	2.56	%(3)	2.50%		2.50%	2.50%	2.59	%(3)
Net investment income (loss)	(2.49%)		(2.43%)		(2.43%)	(2.50%)	(2.54%)
Portfolio turnover rate	10.08%		0.00	%(4)	2.12%	8.18%	46.80%
Net assets, end of year (000’s)	$6,112		$7,612		$8,546	$11,366	$25,564

(1) Per share amounts calculated using the average shares outstanding during the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of proxy expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses would have been: 4.69% and 2.50% for the year ended March 31, 2025; and 3.00% and 2.50% for the year ended March 31, 2021, respectively.

(4) Ratio is zero due to the Fund not purchasing any long-term securities during the year.

FINANCIAL STATEMENTS | MARCH 31, 2025

PERKINS DISCOVERY FUND

Notes to Financial StatementsMarch 31, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Perkins Discovery Fund (the “Fund”) is a diversified series of the World Funds Trust (“the Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Trust was organized as a Delaware statutory trust on April 9, 2007. The Fund was established on April 9, 1998 as a series of Professionally Managed Portfolios. On October 26, 2012, the Fund reorganized as a separate series of the Trust.

The Fund’s objective is to seek long-term capital appreciation.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by Perkins Capital Management, Inc. (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-today management of the Fund. The Fund and the Advisor are parties to expense agreements as disclosed in the Notes to the Financial Statements, and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investments in securities included on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market

FINANCIAL STATEMENTS | MARCH 31, 2025

PERKINS DISCOVERY FUND

Notes to Financial Statements - continuedMarch 31, 2025

prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS | MARCH 31, 2025

PERKINS DISCOVERY FUND

Notes to Financial Statements - continuedMarch 31, 2025

The following is a summary of the level of inputs used to value the Fund’s investments as of March 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,058,473	$—	$—	$6,058,473
Money Market Fund	63,964	—	—	63,964
	$6,122,437	$—	$—	$6,122,437

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector.

The Fund held no Level 3 securities at any time during the year ended March 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENTS | MARCH 31, 2025

PERKINS DISCOVERY FUND

Notes to Financial Statements - continuedMarch 31, 2025

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended March 31, 2025, such reclassifications were due to the write off of net operating losses.

Paid-in capital	$(186,460)
Distributable earnings	186,460

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor provides investment advisory services to the Fund for an investment advisory fee equal to 1.00% of the Fund’s daily net assets.

The Advisor earned and waived management fees and reimbursed Fund expenses for the year ended March 31, 2025 as follows:

Management Fees Earned	Management Fees Waived	Expenses Reimbursed
$72,698	$72,698	$86,227

FINANCIAL STATEMENTS | MARCH 31, 2025

PERKINS DISCOVERY FUND

Notes to Financial Statements - continuedMarch 31, 2025

The Advisor has contractually agreed to reduce its fees and/or reimburse Fund expenses until July 31, 2025 to keep Total Annual Operating Expenses (exclusive of interest, distribution and service fees pursuant to a Rule 12b-1 Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding 2.25% of the Fund’s daily net asset assets. The expense limitation agreement may be terminated prior to July 31, 2025 by the Advisor and the Board only by mutual written consent. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amount of recoverable reimbursements for the Fund as of March 31, 2025, and expiration dates, was as follows:

Recoverable Reimbursements and Expiration Dates
2026	2027	2028	Total
$139,181	$153,954	$158,925	$452,060

The Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 (the “12b-1 Plan”) of the 1940 Act. Pursuant to the 12b-1 Plan, the Fund may finance certain activities primarily intended to result in the sale of the Fund’s shares. The 12b-1 Plan provides that the Fund may pay a fee up to a maximum annual rate of 0.25% of the daily net assets of the Fund as compensation for certain shareholder service and distribution related activities. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Fund has adopted a shareholder service plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in the Fund; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports,

FINANCIAL STATEMENTS | MARCH 31, 2025

PERKINS DISCOVERY FUND

Notes to Financial Statements - continuedMarch 31, 2025

and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

For the year ended March 31, 2025, the following expenses were incurred:

Type of Plan	Fees Incurred
12b-1	$18,174
Shareholder Services	5,030

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and fund accountant. Fees to CFS are computed daily and paid monthly. For the year ended March 31, 2025, the following fees were paid by the Fund to CFS:

Administrator	Transfer Agent	Fund Accountant
$36,215	$22,781	$25,478

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund. For the year ended March 31, 2025, Watermark received $9,626 in fees incurred by the Fund.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the year ended March 31, 2025 were as follows:

Purchases	Sales
$721,228	$2,208,828

FINANCIAL STATEMENTS | MARCH 31, 2025

PERKINS DISCOVERY FUND

Notes to Financial Statements - continuedMarch 31, 2025

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

There were no distributions paid during the years ended March 31, 2025 and 2024.

As of March 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated realized gain (loss)	$280,204
Other accumulated losses	(46,227)
Net unrealized appreciation (depreciation) on investments	2,089,831
$2,323,808

For tax purposes, the Fund had a current year late-year ordinary loss of $46,227. This loss will be recognized on the first business day of the Fund’s fiscal year, April 1, 2025. During the year ended March 31, 2025, the Fund utilized $543,918 of capital loss carryforwards from the year ended March 31, 2024.

As of March 31, 2025, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$4,032,606	$3,447,531	$(1,357,700)	$2,089,831

FINANCIAL STATEMENTS | MARCH 31, 2025

PERKINS DISCOVERY FUND

Notes to Financial Statements - continuedMarch 31, 2025

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Fund were:

	Year Ended March 31, 2025	Year Ended March 31, 2024
Shares sold	5,680	3.958
Shares redeemed	(34,773)	(17,565)
Net increase (decrease)	(29,093)	(13.607)

NOTE 6 – RISK OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued and no additional items require disclosure.

FINANCIAL STATEMENTS | MARCH 31, 2025

PERKINS DISCOVERY FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of
The Perkins Discovery Fund and the
Board of Trustees of The World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Perkins Discovery Fund (the “Fund”), a series of the World Funds Trust, including the schedule of investments, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more funds in the World Funds Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

FINANCIAL STATEMENTS | MARCH 31, 2025

PERKINS DISCOVERY FUND

Report of Independent Registered Public Accounting Firm - continued

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 30, 2025

FINANCIAL STATEMENTS | MARCH 31, 2025

PERKINS DISCOVERY FUND

Supplemental Information

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statement of Operations and Note 2 for remuneration paid to Officers. See the Statement of Operations for remuneration paid to Trustees.

Statement Regarding Basis of Approval of Investment Advisory Contract

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 6, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: June 6, 2025

* Print the name and title of each signing officer under his or her signature.